Note 9 - Warrants (Details) - The Company Warrants' Anti-dilution - $ / shares		9 Months Ended
		Sep. 30, 2015	Aug. 12, 2015	Dec. 31, 2014	Dec. 04, 2014	Jul. 30, 2014
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share)				$ 1.46
Warrants Outstanding		2,060,000		1,760,000
Warrants Issued		300
July 30, 2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share)				$ 1.46
Warrants Outstanding		800,000		800,000		800,000
December 4, 2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share)				$ 1.46
Warrants Outstanding		960,000		960,000	960,000
August 12, 2015 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share)	[1]			$ 1.46
Warrants Outstanding		249,990	300,000
Warrants Issued		300

[1]	Assumes adjustment of strike price for warrants to the purchase 249,990 shares is approved by stockholders.